S-K 1603(a) SPAC Sponsor - Black Spade Sponsor LLC III [Member]	Dec. 17, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Black Spade Sponsor LLC III
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]

Black Spade Capital, headquartered in Hong Kong, has a team of over 10 members, including professionals with experience from global investment banks and law firms such as UBS, Freshfields, Goldman Sachs, and Merrill Lynch, and runs a global portfolio consisting of a wide spectrum of cross-border investments including ownership of businesses in the healthcare, media & web3 sectors, and consistently seeks to add new investment projects and opportunities to its portfolio. Black Spade Capital’s investment strategy covers all geographic regions and sectors whilst maintaining a portfolio of diversified asset classes, including equities (including SPAC and pre-IPO investments), fixed income and real estate. In 2018, Black Spade Capital became the first ever issuer of bonds denominated in Macau’s local currency patacas with its MOP$2 billion bond issuance. Black Spade Capital is also a controlling shareholder of iRad, which is the largest MRI diagnostic services provider in Hong Kong by revenue and by the number of MRI scanners in 2024, and the first medical imaging group in the world to offer comprehensive private imaging and examination services, including MRI and CT services, to the integrated resort industry.

Experience and Involvement in Other SPACs [Text Block]

The Company is the third special purpose acquisition company of our founder, Black Spade Capital and our management team. Our first special purpose acquisition company, BSAQ, completed its $169.0 million initial public offering in August 2021. In August 2023, BSAQ completed a $23 billion business combination with VinFast, a leading Vietnamese automaker and the first Vietnamese business to list in the U.S. by way of a business combination. VinFast, the electric vehicle arm of Vingroup JSC, one of Vietnam’s largest conglomerates that is owned by the richest man in Vietnam, Mr. Pham Nhat Vuong, is a pure-play electric vehicle manufacturer with the mission of making EVs accessible to everyone. VinFast boasts an automotive manufacturing complex in Vietnam and aims to innovate to bring high-quality products, advanced smart services, and seamless customer experiences for all to inspire global customers to jointly create a future of smart mobility and a sustainable planet. VinFast’s product lineup today includes a wide range of electric SUVs, e-scooters, and e-buses. VinFast is currently embarking on its next growth phase through rapid expansion of its distribution and dealership network globally and increasing its manufacturing capacities with a focus on key markets across North America, Europe and Asia. Despite the complexity of the business combination transaction and a substantial valuation, the 91-day transaction timeline from date of announcement to shareholders’ approval highlights the premier speed of execution. The business combination between VinFast and BSAQ is the third largest ever de-SPAC by deal value (based on Dealogic data available through April 2024) and saw strong price performance post listing, with average closing prices of $23.88 and $3.79, intraday highs of $93.00 and $10.00, peak day close prices of $82.35 and $7.89 and average daily trading volume of 6.15 million and 1.42 million for VinFast’s ordinary shares and warrants, respectively, in the eight weeks after VinFast began trading on Nasdaq. VinFast is listed on Nasdaq under the ticker symbol “VFS.” The closing price of its ordinary shares and warrants was $3.13 and $0.22, respectively, as of September 25, 2025.

Material Roles and Responsibilities [Text Block]	Black Spade Capital, headquartered in Hong Kong, has a team of over 10 members, including professionals with experience from global investment banks and law firms such as UBS, Freshfields, Goldman Sachs, and Merrill Lynch, and runs a global portfolio consisting of a wide spectrum of cross-border investments including ownership of businesses in the healthcare, media & web3 sectors, and consistently seeks to add new investment projects and opportunities to its portfolio.Despite the complexity of the business combination transaction and a substantial valuation, the 91-day transaction timeline from date of announcement to shareholders’ approval highlights the premier speed of execution.